World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	796,978,677.29	45,142
Yield Supplement Overcollateralization Amount at 05/31/14	17,716,752.23	0
Receivables Balance at 05/31/14	814,695,429.52	45,142
Principal Payments	26,149,901.30	959
Defaulted Receivables	735,160.55	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	16,957,972.24	0
Pool Balance at 06/30/14	770,852,395.43	44,157

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	5,824,877.47	329
Past Due 61-90 days	1,064,897.36	65
Past Due 91 + days	366,755.80	20
Total	7,256,530.63	414

Total 31+ Delinquent as % Ending Pool Balance	0.94%

Recoveries	444,453.06

Aggregate Net Losses/(Gains) - June 2014	290,707.49

Overcollateralization Target Amount	34,688,357.79
Actual Overcollateralization	27,358,088.65

Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	4.97%
Weighted Average Remaining Term	59.45

Flow of Funds	$ Amount

Collections	29,209,199.01
Advances	11,674.96
Investment Earnings on Cash Accounts	1,478.66
Servicing Fee	(678,912.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	28,543,439.77

Distributions of Available Funds
(1) Class A Interest	446,030.92
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	712,605.20
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,358,088.65
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,543,439.77

Servicing Fee	678,912.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 06/16/14	771,565,000.63
Principal Paid	28,070,693.85
Note Balance @ 07/15/14	743,494,306.78

Class A-1
Note Balance @ 06/16/14	137,415,000.63
Principal Paid	28,070,693.85
Note Balance @ 07/15/14	109,344,306.78
Note Factor @ 07/15/14	50.8578171%

Class A-2
Note Balance @ 06/16/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	257,000,000.00
Note Factor @ 07/15/14	100.0000000%

Class A-3
Note Balance @ 06/16/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	257,000,000.00
Note Factor @ 07/15/14	100.0000000%

Class A-4
Note Balance @ 06/16/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	102,340,000.00
Note Factor @ 07/15/14	100.0000000%

Class B
Note Balance @ 06/16/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	17,810,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	472,745.92
Total Principal Paid	28,070,693.85
Total Paid	28,543,439.77

Class A-1
Coupon	0.20000%
Interest Paid	22,139.08
Principal Paid	28,070,693.85
Total Paid to A-1 Holders	28,092,832.93

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	0.00
Total Paid to A-2 Holders	92,091.67

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5567284
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.0574031
Total Distribution Amount	33.6141315

A-1 Interest Distribution Amount	0.1029725
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.5613667
Total A-1 Distribution Amount	130.6643392

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	25.39
Noteholders' Principal Distributable Amount	974.61

Account Balances	$ Amount

Advances
Balance as of 05/31/14	53,737.44
Balance as of 06/30/14	65,412.40
Change	11,674.96

Reserve Account
Balance as of 06/16/14	2,171,744.40
Investment Earnings	101.88
Investment Earnings Paid	(101.88)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40